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                           MFS(R) INSTITUTIONAL TRUST

                      MFS(R) INSTITUTIONAL HIGH YIELD FUND


                      Supplement to the Current Prospectus


The description of portfolio managers under the "Management of the Funds - Investment Adviser" section is hereby restated as follows:

          High Yield Fund - Bernard Scozzafava, a Vice President of the Adviser,
                            is the Fund's portfolio manager. Mr. Scozzafava has been employed as a portfolio manager by the Adviser since 1989.














                 The date of this Supplement is March 23, 1999.